Investment Objectives and Goals	Jun. 29, 2026
Tema Commodity Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	TEMA COMMODITY INCOME ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Tema Commodity Income ETF (the “Fund”) seeks to provide monthly income and long-term growth.
Tema Commodity Infrastructure ETF
Prospectus [Line Items]
Risk/Return [Heading]	TEMA COMMODITY INFRASTRUCTURE ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Tema Commodity Infrastructure ETF (the “Fund”) seeks to provide long-term growth.
Tema Memory ETF
Prospectus [Line Items]
Risk/Return [Heading]	TEMA MEMORY ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Tema Memory ETF (the “Fund”) seeks to provide long-term growth.
Tema Photonics & Optical ETF
Prospectus [Line Items]
Risk/Return [Heading]	TEMA PHOTONICS & OPTICAL ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Tema Photonics & Optical ETF (the “Fund”) seeks to provide long-term growth.